Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Bank balances	171,897	32,372	42
	171,897	32,372	42